Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		3 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
Profit or loss [abstract]
Loss per share , diluted		$ (0.77)	$ (24.80)
Weighted average number of shares for the purposes of diluted loss per share	[1]	1,517,459	76,591

[1]

On September 30, 2022 the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share held.

On November 28, 2023, the Company effected a further 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.